Prospectus Supplement

July 25, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated July 25, 2014 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2014

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

High Yield Portfolio

Limited Duration Portfolio
(collectively, the "Portfolios")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Portfolios of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Portfolios in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

With respect to each Portfolio, the following table replaces the "Shareholder Fees" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

	Class I	Class A†	Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	None	4.25%	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None‡	None

  †  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

  ‡  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Shares—Class A Shares" for further information about the CDSC waiver categories.

The following is hereby added as the penultimate sentence of the last paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Portfolio Shares:"

If you sell Class A shares, your net sale proceeds are reduced by the amount of any applicable CDSC.

The following is hereby added as the last sentence of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts:"

No CDSC will be imposed on any involuntary conversion or involuntary redemption.

The following is hereby added as the fourth paragraph of the section of the Prospectus entitled "Shareholder Information—How To Purchase Class A Shares:"

Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 0.50% on sales made within 18 months after the last day of the month of purchase. The CDSC is assessed on an amount equal to the lesser of the then market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Shares—Class A Shares:"

The CDSC on Class A shares will be waived in connection with sales of Class A shares for which no commission or transaction fee was paid by the Distributor or Financial Intermediary at the time of purchase of such shares. In addition, a CDSC, if otherwise applicable, will be waived in the case of:

•  Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Code, which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your individual name or in the names of you and your spouse as joint tenants with right of survivorship; (ii) registered in the name of a trust of which (a) you are the settlor and that is revocable by you (i.e., a "living trust") or (b) you and your spouse are the settlors and that is revocable by you or your spouse (i.e., a "joint living trust"); or (iii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account; provided in each case that the sale is requested within one year after your death or initial determination of disability.

•  Sales in connection with the following retirement plan "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) required minimum distributions and certain other distributions (such as those following attainment of age 59 1/2) from an IRA or 403(b) Custodial Account; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

The Distributor may require confirmation of your entitlement before granting a CDSC waiver. If you believe you are eligible for a CDSC waiver, please contact your Financial Intermediary or call toll-free 1-800-548-7786.

The following is hereby added as the penultimate paragraph of the section of the Prospectus entitled "Shareholder Information—Exchange Privilege:"

There are special considerations when you exchange Class A shares of a Portfolio that are subject to a CDSC. When determining the length of time you held the Class A shares, any period (starting at the end of the month) during which you held such shares will be counted. In addition, any period (starting at the end of the month) during which you held (i) Class A shares of other portfolios of the Fund; (ii) Class A shares of a Morgan Stanley Multi-Class Fund; (iii) shares of a Morgan Stanley Money Market Fund or (iv) Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, any of which you acquired in an exchange from such Class A shares of the applicable Portfolio, will also be counted; however, if you sell shares of (i) such other portfolio of the Fund; (ii) the Morgan Stanley Multi-Class Fund; (iii) the Morgan Stanley Money Market Fund; or (iv) the Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, before the expiration of the CDSC "holding period," you will be charged the CDSC applicable to such shares.

Please retain this supplement for future reference.

  IFTCOREPLSFXDSPT-7/14

Prospectus Supplement

July 25, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated July 25, 2014 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2014

Global Strategist Portfolio
(the "Portfolio")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Portfolio of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Portfolio in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

The following table replaces the "Shareholder Fees" table in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

	Class I	Class A†	Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	None	5.25%	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None‡	None

  †  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

  ‡  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Shares—Class A Shares" for further information about the CDSC waiver categories.

The following is hereby added as the penultimate sentence of the last paragraph in the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Portfolio Shares:"

If you sell Class A shares, your net sale proceeds are reduced by the amount of any applicable CDSC.

The following is hereby added as the last sentence of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts:"

No CDSC will be imposed on any involuntary conversion or involuntary redemption.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Shareholder Information—How To Purchase Class A Shares:"

Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 1.00% on sales made within 18 months after the last day of the month of purchase. The CDSC is assessed on an amount equal to the lesser of the then market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Shares—Class A Shares:"

The CDSC on Class A shares will be waived in connection with sales of Class A shares for which no commission or transaction fee was paid by the Distributor or Financial Intermediary at the time of purchase of such shares. In addition, a CDSC, if otherwise applicable, will be waived in the case of:

•  Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Code, which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your individual name or in the names of you and your spouse as joint tenants with right of survivorship; (ii) registered in the name of a trust of which (a) you are the settlor and that is revocable by you (i.e., a "living trust") or (b) you and your spouse are the settlors and that is revocable by you or your spouse (i.e., a "joint living trust"); or (iii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account; provided in each case that the sale is requested within one year after your death or initial determination of disability.

•  Sales in connection with the following retirement plan "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) required minimum distributions and certain other distributions (such as those following attainment of age 59 1/2) from an IRA or 403(b) Custodial Account; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

The Distributor may require confirmation of your entitlement before granting a CDSC waiver. If you believe you are eligible for a CDSC waiver, please contact your Financial Intermediary or call toll-free 1-800-548-7786.

The following is hereby added as the penultimate paragraph of the section of the Prospectus entitled "Shareholder Information—Exchange Privilege:"

There are special considerations when you exchange Class A shares of the Portfolio that are subject to a CDSC. When determining the length of time you held the Class A shares, any period (starting at the end of the month) during which you held such shares will be counted. In addition, any period (starting at the end of the month) during which you held (i) Class A shares of other portfolios of the Fund; (ii) Class A shares of a Morgan Stanley Multi-Class Fund; (iii) shares of a Morgan Stanley Money Market Fund or (iv) Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, any of which you acquired in an exchange from such Class A shares of the Portfolio, will also be counted; however, if you sell shares of (i) such other portfolio of the Fund; (ii) the Morgan Stanley Multi-Class Fund; (iii) the Morgan Stanley Money Market Fund; or (iv) the Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, before the expiration of the CDSC "holding period," you will be charged the CDSC applicable to such shares.

Please retain this supplement for future reference.

  IFTGLBSTRATSPT-7/14

Prospectus Supplement

July 25, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated July 25, 2014 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2014

Mid Cap Growth Portfolio
(the "Portfolio")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Portfolio of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Portfolio in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

The following table replaces the "Shareholder Fees" table in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

	Class I	Class A†	Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	None	5.25%	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None‡	None

  †  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

  ‡  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Shares—Class A Shares" for further information about the CDSC waiver categories.

The following is hereby added as the penultimate sentence of the last paragraph in the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Portfolio Shares:"

If you sell Class A shares, your net sale proceeds are reduced by the amount of any applicable CDSC.

The following is hereby added as the last sentence of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts:"

No CDSC will be imposed on any involuntary conversion or involuntary redemption.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Shareholder Information—How To Purchase Class A Shares:"

Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 1.00% on sales made within 18 months after the last day of the month of purchase. The CDSC is assessed on an amount equal to the lesser of the then market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Shares—Class A Shares:"

The CDSC on Class A shares will be waived in connection with sales of Class A shares for which no commission or transaction fee was paid by the Distributor or Financial Intermediary at the time of purchase of such shares. In addition, a CDSC, if otherwise applicable, will be waived in the case of:

•  Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Code, which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your individual name or in the names of you and your spouse as joint tenants with right of survivorship; (ii) registered in the name of a trust of which (a) you are the settlor and that is revocable by you (i.e., a "living trust") or (b) you and your spouse are the settlors and that is revocable by you or your spouse (i.e., a "joint living trust"); or (iii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account; provided in each case that the sale is requested within one year after your death or initial determination of disability.

•  Sales in connection with the following retirement plan "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) required minimum distributions and certain other distributions (such as those following attainment of age 59 1/2) from an IRA or 403(b) Custodial Account; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

The Distributor may require confirmation of your entitlement before granting a CDSC waiver. If you believe you are eligible for a CDSC waiver, please contact your Financial Intermediary or call toll-free 1-800-548-7786.

The following is hereby added as the penultimate paragraph of the section of the Prospectus entitled "Shareholder Information—Exchange Privilege:"

There are special considerations when you exchange Class A shares of the Portfolio that are subject to a CDSC. When determining the length of time you held the Class A shares, any period (starting at the end of the month) during which you held such shares will be counted. In addition, any period (starting at the end of the month) during which you held (i) Class A shares of other portfolios of the Fund; (ii) Class A shares of a Morgan Stanley Multi-Class Fund; (iii) shares of a Morgan Stanley Money Market Fund or (iv) Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, any of which you acquired in an exchange from such Class A shares of the Portfolio, will also be counted; however, if you sell shares of (i) such other portfolio of the Fund; (ii) the Morgan Stanley Multi-Class Fund; (iii) the Morgan Stanley Money Market Fund; or (iv) the Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, before the expiration of the CDSC "holding period," you will be charged the CDSC applicable to such shares.

Please retain this supplement for future reference.

  IFTMCGSPT-7/14

Statement of Additional Information Supplement

July 25, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated July 25, 2014 to the Morgan Stanley Institutional Fund Trust (the "Fund") Statement of Additional Information dated January 31, 2014

The following is hereby added to the end of the section of the Fund's Statement of Additional Information ("SAI") entitled "Investments and Risks":

Special Risks Related to Cyber Security: The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund's NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund's investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

***

The following information hereby replaces in its entirety the biographical information for Mr. John Gernon contained in the Fund's SAI:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (50) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Product (since 2006) and Global Portfolio Analysis and Reporting (since 2012) for MSIM's Long Only business.

*  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.

***

The Board of Trustees of the Fund has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Portfolios of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Portfolio in relation thereto. As a result, effective August 1, 2014, the following changes to the SAI are necessary:

The section of the Fund's SAI entitled "Distribution and Shareholder Services Plans—Revenue Sharing" is hereby deleted and replaced with the following:

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to certain affiliated and unaffiliated brokers, dealers and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries"), in connection with the sale, distribution, marketing and retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to an Intermediary for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by an Intermediary, granting the Distributor access to an Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of an Intermediary's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder, or transaction processing services. Such payments are in addition to any shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments are generally based on current assets, but may also be based on other measures as determined from time to time by the Adviser and/or the Distributor (e.g., gross sales or number of accounts). The amount of these payments may be different for different Intermediaries.

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  an ongoing annual fee in an amount up to $750,000 in consideration of the Distributor's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

(2)  on Class A and Class L shares of the Portfolios held in Morgan Stanley Smith Barney LLC brokerage accounts, an ongoing annual fee, payable quarterly, in an amount up to 0.16% of the total average daily NAV of such shares for the applicable quarterly period;

(3)  on Class I shares of the Portfolios held in Morgan Stanley Smith Barney LLC brokerage accounts, an ongoing annual fee, payable quarterly, in an amount up to 35% of the advisory fee the Adviser receives from each Portfolio based on the total average daily NAV of such shares for the applicable quarterly period;

(4)  on Class A and Class I shares of the Portfolios held in taxable accounts through any fee-based advisory program offered by Morgan Stanley Smith Barney LLC, an ongoing annual fee, payable quarterly, in an amount up to 0.12% of the total average daily NAV of such shares for the applicable quarterly period; and

(5)  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Morgan Stanley Smith Barney LLC may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% (with respect to the U.S. Equity and Asset Allocation Portfolios) or 0.50% (with respect to the Fixed Income Portfolios) of the amount sold, as applicable.*

With respect to other Intermediaries, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure for each Intermediary:

(1)  on Class A, Class H, Class I and Class L shares of the Portfolio held in Intermediary brokerage and/or advisory program accounts, an ongoing annual fee, payable quarterly, in an amount up to 0.15% of the total average daily NAV of such shares for the applicable quarterly period;

(2)  an ongoing annual fee in an amount up to 0.08% on sales of Class A, Class I and Class L shares of the Portfolio through a Financial Intermediary's brokerage accounts; and

(3)  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Intermediaries may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% (with respect to the U.S. Equity and Asset Allocation Portfolios) or 0.50% (with respect to the Fixed Income Portfolios) of the amount sold, as applicable.*

The prospect of receiving, or the receipt of, additional compensation as described above by Morgan Stanley Smith Barney LLC other Intermediaries may provide Morgan Stanley Smith Barney LLC or other Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which Morgan Stanley Smith Barney LLC or other Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Portfolios or the amount that the Portfolios receive to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by Morgan Stanley Smith Barney LLC and other Intermediaries as to their compensation.

Purchases of Class A shares for which no initial sales charge is paid are subject to a contingent deferred sales charge ("CDSC") of 1% if the redemption of such shares occurs within 18 months after purchase. The full amount of such CDSC will be retained by the Distributor.

*  Commissions or transaction fees paid when Morgan Stanley Smith Barney LLC or other Intermediaries initiate and are responsible for purchases of $1 million or more are computed on a percentage of the dollar value of such shares sold as follows: (i) with respect to the U.S. Equity and Asset Allocation Portfolios: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $15 million, plus 0.25% on the excess over $15 million; and (ii) with respect to the Fixed Income Portfolios: 0.50% on sales of $1 million to $4 million, 0.25% on sales over $4 million to $15 million, and 0.15% on the excess over $15 million.

Please retain this supplement for future reference.